Business activity - Additional information (Detail)	1 Months Ended		12 Months Ended
	Sep. 30, 2022 PEN (S/)	Apr. 30, 2022 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023	Apr. 30, 2022 PEN (S/)	Mar. 31, 2022
Business activity, current context and acquisition of Subsidiaries [Line Items]
Outstanding Capital Stock Percentage			71.95%	71.20%
Banco Internacional del Per SAA [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			99.31%	99.30%
Interseguro Compaa de Seguros SA [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			99.85%	99.84%
Inteligo group corp [member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			100.00%
Izipay [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned		100.00%
Percentage of voting equity interests acquired		50.00%			50.00%	50.00%
Cash transferred		$ 83,775,000			S/ 312,647,000
Goodwill			S/ 238,429,000
Fair value adjustment on the participation held in subsidiaries	S/ 222,513,000
Acquisiton related cost recognized as expense	S/ 381,000
Intercorp Per Ltd [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Issued capital stock, Percentage			72.47%	71.44%